Exit Costs Related to Office Space (Tables)	12 Months Ended
Sep. 30, 2012
Exit Costs Related to Office Space
Schedule of reconciliation of the beginning and ending lease liability balance

The following is a reconciliation of the beginning and ending lease liability balance at September 30, 2011 and 2012:

	2011	2012
Beginning lease liability	$264	$71
Less: Lease payments	(182)	(59)
Less: Change in liability resulting from sublet space	(22)	(12)
Add: Accretion expense	11	—

Lease liability balance at September 30	$71	$—